AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.1%
Bank Loans — 4.6%
Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%
6.000%(c)	01/15/25	153	$152,999
Airlines — 0.1%
AAdvantage Loyalty IP Ltd.,
Term Loan
—%(p)	04/20/28	435	444,554
Auto Manufacturers — 0.1%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.620%(c)	11/06/24	997	996,681
Auto Parts & Equipment — 0.0%
Adient US LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 4.250%
4.401%(c)	05/06/24	261	260,689
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	10	9,499
			270,188
Beverages — 0.0%
Triton Water Holdings, Inc.,
Term Loan
—%(p)	03/31/28	324	322,239
Biotechnology — 0.1%
Concordia International Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	09/06/24	450	449,362
Chemicals — 0.4%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
1.953%(c)	06/01/24	195	194,408
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
2.860%(c)	10/01/25	492	484,266
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.190%(c)	06/26/25	686	683,161
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.690%(c)	06/26/26	1,971	1,972,072
			3,333,907
Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	306	303,991
Sabre GLBL, Inc.,
2020 Other Term B Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/17/27	218	219,641
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
4.609%(c)	08/27/25	298	298,896
			822,528
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Computers — 0.4%
Everi Payments, Inc.,
Term Loan, 1 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	50	$51,858
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.859%(c)	09/30/24	1,961	1,960,323
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/01/28	489	488,535
Term Loan
—%(p)	02/24/28	861	859,777
			3,360,493
Electric — 0.2%
Heritage Power LLC,
Term Loan B, 1 - 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,572	1,502,242
Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	34	38,562
Entertainment — 0.4%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.859%(c)	08/14/24	2,427	2,376,987
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	298	318,221
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 3.000%
3.750%(c)	04/29/26	310	308,782
			3,003,990
Foods — 0.1%
Moran Foods LLC,
New Money Term Loan Non-PIK, 3 Month LIBOR + 7.000%
8.000%(c)	03/12/24^	347	361,206
Term Loan
—%(p)	10/01/24^	402	349,470
			710,676
Healthcare-Services — 0.1%
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.125%(c)	06/26/26	439	436,677
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp,
Term B Loan, 1 Month LIBOR + 2.750%
2.869%(c)	03/02/27	139	137,520
Machinery-Diversified — 0.0%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
3.267%(c)	03/28/25	100	97,505
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Machinery-Diversified (cont’d.)
Verticcal US Newco, Inc.,
Facility B (USD) Loan, 3 - 6 Month LIBOR + 4.250%
4.478%(c)	07/30/27	280	$280,755
			378,260
Media — 0.2%
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	05/01/26	435	428,991
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	05/01/26	497	490,342
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.609%(c)	01/31/25	221	217,962
Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	01/31/25	273	276,963
			1,414,258
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	27	13,276
Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	885	977,372
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23	247	236,684
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%
7.250%(c)	03/28/24	558	559,063
			1,773,119
Packaging & Containers — 0.1%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/04/27	362	360,058
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	02/06/23	97	96,850
			456,908
Pharmaceuticals — 0.1%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	06/02/25	610	607,745
Milano Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	574	570,456
			1,178,201
Retail — 0.4%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.609%(c)	12/18/26	629	592,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Retail (cont’d.)
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26	532	$528,592
9.000%(c)	04/20/26	387	382,808
Great Outdoors Group, LLC,
Term B-1 Loan, 6 Month LIBOR + 4.250%
5.000%(c)	03/06/28	549	548,053
IRB Holding Corp.,
Fourth Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	12/15/27	309	308,231
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27	196	194,705
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	03/04/28	545	542,469
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	02/14/25	83	81,082
White Cap Buyer LLC,
Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%
4.500%(c)	10/19/27	551	549,167
			3,728,084
Software — 1.0%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	115	114,194
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	10/02/25	390	387,893
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%
4.000%(c)	10/30/26	259	258,810
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,079,607
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%
3.359%(c)	02/06/26	995	988,930
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	1,878	1,876,400
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	02/25/27	91	90,283
Second Lien Initial Loan
7.125%	02/25/25	400	408,333
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	550	545,050
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.360%(c)	03/03/28	1,650	1,665,812

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Software (cont’d.)
Term Loan B-3, 1 Month LIBOR + 3.750%
3.860%(c)	06/30/26	1,143	$1,128,604
			8,543,916
Telecommunications — 0.6%
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	12/17/27	255	255,525
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.365%(c)	03/15/27	247	244,278
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	345	344,572
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	498	504,029
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	1,690	1,632,181
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.859%(c)	06/10/27	1,913	1,911,456
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	03/09/27	294	291,336
			5,183,377

Total Bank Loans (cost $38,155,049)			38,652,017
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	367	279,979
4.000%	11/15/29	503	384,937
			664,916
Telecommunications — 0.0%
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	04/19/21(oo)	45	33,026

Total Convertible Bonds (cost $616,547)			697,942
Corporate Bonds — 87.5%
Advertising — 0.6%
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30(a)	345	344,001
4.875%	01/15/29	315	329,473
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28(a)	425	397,140
Sr. Unsec’d. Notes
5.750%	08/15/26	1,265	1,103,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	385	$390,338
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	2,120	2,280,636
			4,844,829
Aerospace & Defense — 1.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,225	1,410,764
5.805%	05/01/50	1,575	1,992,298
5.930%	05/01/60	1,300	1,662,854
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	525	577,051
5.950%	02/01/37	245	296,255
6.750%	01/15/28(a)	483	573,040
6.875%	05/01/25(a)	565	654,486
Rolls-Royce PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	10/15/27	600	638,232
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	945	1,015,615
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	725	814,839
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	75	78,948
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27(a)	700	723,964
Gtd. Notes, 144A
4.625%	01/15/29(a)	575	566,828
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,157	1,226,569
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24	450	504,000
			12,735,743
Agriculture — 0.2%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	450	481,787
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,000	1,030,827
			1,512,614
Airlines — 0.3%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	250	309,126

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	1,125	$1,196,704
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	680	739,852
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	425	450,475
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	234	238,796
			2,934,953
Apparel — 0.3%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	750	804,574
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25(a)	400	427,100
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	640	651,256
6.375%	05/15/25	490	522,952
			2,405,882
Auto Manufacturers — 2.4%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	775	847,372
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,975	2,986,529
5.291%	12/08/46(a)	1,650	1,732,968
9.000%	04/22/25	2,630	3,183,784
9.625%	04/22/30(a)	747	1,043,595
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.370%	11/17/23	910	933,048
3.375%	11/13/25	236	239,488
4.000%	11/13/30	639	633,935
4.125%	08/17/27	1,110	1,144,181
4.271%	01/09/27(a)	1,250	1,300,993
4.542%	08/01/26(a)	1,625	1,718,479
5.125%	06/16/25(a)	320	345,474
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,375	1,447,540
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25(a)	575	623,236
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	219	231,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	450	$467,795
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	675	742,500
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28(a)	675	720,770
			20,342,934
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,985	2,051,545
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	5	5,328
9.000%	04/15/25(a)	480	533,452
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	1,335	1,375,327
6.250%	03/15/26(a)	2,503	2,565,499
6.500%	04/01/27(a)	450	468,300
6.875%	07/01/28(a)	175	183,550
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	375	432,829
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	675	716,797
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	930	793,861
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	1,740	1,811,905
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	520	547,637
5.500%	12/15/24	15	15,315
5.625%	06/15/28(a)	615	657,763
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	56,837
5.375%	12/15/24(a)	255	256,266
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	975	962,281
7.875%	01/15/29	250	280,511
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	900	912,573
			14,627,576

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 0.3%
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)	308	$342,071
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23(a)(oo)	330	359,758
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	625	678,646
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	575	572,063
Jr. Sub. Notes, Series R, 3 Month LIBOR + 4.478%
4.672%(c)	05/15/21(oo)	256	256,321
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	425	445,081
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(ff)	08/15/21(oo)	225	231,003
			2,884,943
Biotechnology — 0.1%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	825	808,567
Building Materials — 1.5%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	15	15,378
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27	157	169,044
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	650	692,148
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,580	1,680,424
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	500	508,534
4.875%	12/15/27(a)	365	378,067
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26	225	234,225
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	400	436,053
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,100	1,151,360
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	425	401,072
4.375%	07/15/30(a)	1,695	1,707,330
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
4.750%	01/15/28	1,690	$1,750,670
5.000%	02/15/27(a)	540	561,300
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	112	113,403
5.250%	01/15/29	1,037	1,082,963
6.500%	03/15/27	750	789,672
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	584	596,125
Gtd. Notes, 144A
5.125%	03/01/29(a)	750	772,417
			13,040,185
Chemicals — 2.5%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,473,343
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	1,125	1,096,988
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	220	229,966
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	2,586	2,659,566
Gtd. Notes, 144A
5.750%	11/15/28(a)	725	764,189
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,005	956,135
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	897	904,118
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28(a)	485	477,602
HB Fuller Co.,
Sr. Unsec’d. Notes
4.250%	10/15/28	225	228,533
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	960	1,031,504
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	250	242,484
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	975	1,037,375
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	275	287,807
5.000%	05/01/25(a)	988	1,028,858
5.250%	06/01/27	1,214	1,273,716

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	250	$260,010
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	255	264,985
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	893	924,239
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,810	1,635,453
10.875%	08/01/24	446	464,803
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	125	128,846
5.375%	09/01/25(a)	303	311,336
Tronox, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	05/01/25(a)	1,280	1,371,529
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	250	254,974
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	300	290,394
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,068	1,036,238
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	325	362,512
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	680	703,398
			21,700,901
Commercial Services — 3.9%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	872,369
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	550	544,637
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	846	897,030
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,352	1,484,141
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	350	354,767
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	725	723,674
4.625%	10/01/27	175	179,037
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	525	$534,321
5.250%	03/15/25(a)	608	617,143
5.750%	07/15/27(a)	227	235,544
6.375%	04/01/24	415	421,762
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27(a)	1,495	1,532,676
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30(a)	690	683,372
4.500%	07/01/28	490	505,178
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	964	1,025,441
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(d)	484	479,598
6.000%	01/15/28(d)	379	379,827
7.125%	08/01/26(d)	255	254,486
Sec’d. Notes, 144A
7.625%	06/01/22(d)	69	74,246
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25(a)	2,470	2,586,022
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	325	333,228
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	1,026	1,050,890
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	698	698,683
5.625%	10/01/28	1,190	1,251,744
5.875%	10/01/30	125	135,445
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	520	561,791
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25	980	1,170,597
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27(a)	380	401,159
5.125%	06/01/29(a)	635	681,711
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	806	712,259
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	525	527,877
4.875%	01/15/28	4,120	4,340,681
5.250%	01/15/30(a)	3,470	3,769,185
5.875%	09/15/26	586	614,339

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	2,430	$2,605,058
			33,239,918
Computers — 1.6%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	3,235	3,444,171
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	62	62,159
7.125%	06/15/24	1,410	1,451,170
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)	1,111	1,156,085
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	935	337,945
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	205	225,188
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	560	565,696
5.125%	04/15/29	625	630,910
5.250%	10/01/30	435	440,560
5.750%	09/01/27	1,850	1,955,318
6.125%	09/01/29	215	228,164
8.125%	04/15/25	175	191,584
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	150	153,561
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	575	608,480
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	2,200	2,247,729
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	300	330,799
			14,029,519
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	660	697,019
Distribution/Wholesale — 0.5%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	05/15/25(a)	400	424,972
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	1,125	1,147,862
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,300	$1,262,875
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	118	118,471
5.500%	10/15/27(a)	561	587,222
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	461	460,686
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	215	181,585
			4,183,673
Diversified Financial Services — 2.5%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	650	668,185
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	320	445,107
Sub. Notes
5.750%	11/20/25(a)	1,165	1,323,677
Antares Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
3.950%	07/15/26	250	252,715
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	590	619,759
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	322	308,319
goeasy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	12/01/24	60	62,204
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	600	594,406
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.220%(cc)	12/21/65	1,206	1,001,991
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	325	330,435
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	1,000	1,005,470
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	925	912,222
5.500%	08/15/28	530	532,832
6.000%	01/15/27	1,325	1,377,601
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22(a)	450	472,714

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	615	$651,310
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30(a)	850	823,942
5.375%	11/15/29	300	319,462
6.625%	01/15/28	1,020	1,156,681
6.875%	03/15/25	450	512,220
7.125%	03/15/26	3,828	4,434,752
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	425	406,293
5.375%	10/15/25	675	697,562
PHH Mortgage Corp.,
Sr. Sec’d. Notes, 144A
7.875%	03/15/26	275	279,894
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	990	1,043,899
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	1,050	1,015,317
3.875%	03/01/31	475	458,238
			21,707,207
Electric — 2.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	620	638,601
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	900	876,434
5.000%	02/01/31	1,050	1,024,627
5.125%	03/15/28(a)	5,966	6,009,874
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	1,000	1,079,073
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	214	201,429
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	762	608,266
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	143	150,510
4.500%	09/15/27(a)	275	297,265
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	325	346,968
6.625%	01/15/27	1,513	1,577,574
7.250%	05/15/26	50	52,063
Gtd. Notes, 144A
3.375%	02/15/29	250	244,326
3.625%	02/15/31(a)	1,600	1,560,483
5.250%	06/15/29(a)	1,152	1,234,615
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,350	$1,426,661
5.250%	07/01/30(a)	1,910	2,024,496
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	6,875	10,312
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	374	385,682
5.500%	09/01/26(a)	2,295	2,379,677
5.625%	02/15/27	1,927	2,004,677
			24,133,613
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	500	501,163
4.750%	06/15/28(a)	500	515,444
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	205	209,263
Gtd. Notes, 144A
7.125%	06/15/25(a)	1,020	1,115,275
7.250%	06/15/28	1,325	1,479,316
			3,820,461
Electronics — 0.2%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	275	298,660
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	350	357,118
5.000%	10/01/25	512	565,722
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	175	172,660
			1,394,160
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26	775	812,388
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.000%	01/31/28	205	221,475
			1,033,863
Engineering & Construction — 0.4%
AECOM,
Gtd. Notes
5.125%	03/15/27	350	380,790
5.875%	10/15/24(a)	975	1,095,498

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	780	$809,267
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	350	385,890
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	350	345,329
			3,016,774
Entertainment — 3.7%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	1,196	973,645
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	128	135,278
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27	1,525	1,637,146
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	143	148,645
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	605	645,152
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	375	412,647
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	2,750	2,761,800
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	808	852,571
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	150	158,495
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	400	411,381
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	18	18,507
Gtd. Notes, 144A
6.500%	10/01/28	500	535,591
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20(d)	635	313,379
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	244	242,588
Sr. Sec’d. Notes, 144A
8.750%	05/01/25(a)	465	509,292
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	554	$573,701
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,650	1,754,453
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	200	204,890
5.250%	01/15/29(a)	600	625,808
6.250%	01/15/27(a)	1,125	1,247,746
6.500%	02/15/25(a)	1,000	1,097,692
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24(a)	1,050	1,093,259
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	400	401,950
5.625%	03/15/26	398	413,367
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	930	1,032,070
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26	200	211,979
Mohegan Gaming & Entertainment,
Sec’d. Notes, 144A
8.000%	02/01/26	475	478,548
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	875	892,353
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27(a)	650	698,201
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,825	1,893,067
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	2,250	2,419,393
8.625%	07/01/25	800	869,386
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	1,106	1,118,186
5.500%	04/15/27	389	403,113
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25	640	691,559
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	405	423,802
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25(a)	935	996,467

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30	1,100	$1,110,854
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	538	550,328
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	699	757,735
			31,716,024
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	500	484,444
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)	700	710,414
			1,194,858
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	375	384,503
5.000%	02/01/28(a)	400	414,961
			799,464
Foods — 2.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)	150	149,430
3.500%	03/15/29	1,250	1,188,348
4.625%	01/15/27(a)	3,550	3,677,928
4.875%	02/15/30	250	256,755
7.500%	03/15/26	262	289,331
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	325	334,469
5.250%	09/15/27(a)	375	390,338
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28(a)	600	584,820
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	200	207,895
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	350	358,457
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25(a)	385	395,816
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	1,000	1,100,075
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	400	452,239
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	375	414,338
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		1,025	$1,073,931
4.625%	01/30/29		1,010	1,133,350
4.625%	10/01/39		63	68,376
4.875%	10/01/49(a)		725	818,665
5.000%	07/15/35		225	258,933
5.000%	06/04/42		623	703,774
5.200%	07/15/45		250	290,402
5.500%	06/01/50(a)		725	889,974
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		359	372,176
4.875%	05/15/28		350	377,530
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	73,946
8.000%	05/01/31		190	233,298
Picard Bondco SA (France),
Gtd. Notes
5.500%	11/30/24	EUR	100	120,355
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		1,400	1,395,340
5.750%	03/15/25(a)		1,215	1,240,999
5.875%	09/30/27		400	428,620
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)		819	821,067
5.500%	12/15/29(a)		1,245	1,335,596
5.625%	01/15/28		15	15,830
SEG Holding LLC/SEG Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/28		25	26,214
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
Sec’d. Notes, 144A
4.625%	03/01/29		250	251,990
U.S. Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29		300	300,884
				22,031,489
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25(a)		2,213	2,405,038
5.750%	05/20/27		123	134,218
5.875%	08/20/26(a)		1,303	1,438,221
				3,977,477
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28		810	847,079

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 5.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28(a)	455	$479,870
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29	250	240,242
5.000%	07/15/27	41	42,967
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	300	302,915
4.250%	12/15/27	1,635	1,718,559
4.625%	12/15/29(a)	1,527	1,653,116
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	2,065	2,016,046
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,404	2,290,924
4.625%	06/01/30	2,235	2,276,235
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	1,200	1,228,284
4.625%	04/01/31	125	129,321
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26	205	153,255
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	4,050	4,081,504
5.375%	02/01/25	2,435	2,716,640
5.625%	09/01/28	3,158	3,630,657
5.875%	02/15/26	1,730	1,989,497
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	925	976,968
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	865	924,490
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	625	668,145
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	2,400	2,598,008
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	83	84,835
10.000%	04/15/27(a)	760	839,468
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	2,400	2,500,390
Sec’d. Notes
5.125%	05/01/25(a)	500	507,133
Sec’d. Notes, 144A
6.250%	02/01/27	2,254	2,379,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
4.625%	07/15/24	2,146	$2,190,577
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	1,264	1,301,782
4.875%	01/01/26	1,778	1,847,678
5.125%	11/01/27	1,000	1,045,955
Sr. Unsec’d. Notes
6.875%	11/15/31	2,400	2,678,220
			45,493,605
Home Builders — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,200	1,239,447
9.875%	04/01/27	1,039	1,169,596
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,450	1,502,064
6.750%	03/15/25	1,400	1,444,697
7.250%	10/15/29	375	409,715
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	675	675,355
6.250%	09/15/27	1,100	1,149,856
6.375%	05/15/25	900	920,253
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	750	799,578
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	425	441,293
8.000%	04/15/24	675	704,255
KB Home,
Gtd. Notes
4.800%	11/15/29	161	168,985
6.875%	06/15/27	375	439,683
Lennar Corp.,
Gtd. Notes
5.000%	06/15/27	305	350,708
5.875%	11/15/24	400	455,391
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	850	880,438
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,375	1,366,893
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,000	1,100,798
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	10/15/25	200	207,646
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28(a)	700	712,382

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
4.750%	04/01/29	50	$50,552
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	275	286,228
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	550	605,660
6.625%	07/15/27	3,075	3,315,291
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	235	249,618
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	170	187,839
			20,834,221
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	1,038	1,075,582
Gtd. Notes, 144A
4.000%	04/15/29	325	323,900
			1,399,482
Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	625	607,676
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30	550	555,552
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	124,766
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	15	15,480
Gtd. Notes, 144A
5.000%	10/01/29	565	596,894
5.500%	07/15/30	669	715,883
			2,616,251
Housewares — 0.3%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	915	1,009,137
5.875%	04/01/36	310	378,322
6.000%	04/01/46	240	298,080
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29	76	78,674
Gtd. Notes, 144A
4.000%	04/01/31	625	618,029
			2,382,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.7%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	665	$663,411
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	248,503
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	1,200	1,217,634
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	393,426
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28(a)	528	638,866
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,590	1,829,630
5.375%	11/15/29(a)	540	638,242
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	575	623,906
			6,253,618
Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	570	592,254
5.250%	05/15/27	790	814,069
			1,406,323
Iron/Steel — 0.4%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	785	815,478
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,160	1,262,994
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	517	516,039
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	67	70,309
5.375%	07/15/27	181	190,615
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	835	854,130
			3,709,565
Leisure Time — 0.5%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	250	292,635
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	550	627,773
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27	400	410,638

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
7.625%	03/01/26	25	$26,875
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	510	597,758
12.250%	05/15/24	75	90,791
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24(a)	325	306,659
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	635	730,366
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	50	48,918
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	200	206,018
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	151,679
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	500	494,873
			3,984,983
Lodging — 2.1%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27	300	305,460
6.000%	08/15/26(a)	580	603,422
6.375%	04/01/26(a)	600	619,468
Gtd. Notes, 144A
8.625%	06/01/25	250	277,966
Full House Resorts, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/28	225	239,627
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	02/15/26	225	224,174
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	1,084	1,149,089
Gtd. Notes, 144A
3.625%	02/15/32(a)	1,600	1,553,228
4.000%	05/01/31(a)	900	899,348
5.375%	05/01/25	150	158,091
5.750%	05/01/28	175	188,737
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	219	228,996
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	555	578,985
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25(a)	440	504,152
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	12	$12,113
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	405	422,881
Gtd. Notes, 144A
6.500%	09/15/26	277	288,426
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	645	676,943
4.750%	10/15/28(a)	1,375	1,419,832
5.750%	06/15/25	680	740,844
6.750%	05/01/25(a)	1,675	1,805,657
7.750%	03/15/22(a)	795	838,267
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28(a)	945	942,545
Travel + Leisure Co.,
Sr. Sec’d. Notes
6.000%	04/01/27	197	218,173
6.600%	10/01/25	164	183,880
Sr. Sec’d. Notes, 144A
4.625%	03/01/30	350	362,531
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	995	1,050,678
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	400	408,293
5.500%	01/15/26(a)	400	417,205
5.625%	08/26/28	200	208,850
			17,527,861
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	230	237,853
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	525	542,991
5.625%	02/01/25	795	817,364
			1,598,208
Machinery-Diversified — 0.3%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	12/15/28	75	74,619
Colfax Corp.,
Gtd. Notes, 144A
6.375%	02/15/26	540	575,536
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	125	125,933

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,825	$1,909,305
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	209,421
			2,894,814
Media — 8.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	960	947,528
7.500%	05/15/26	1,180	1,231,515
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	267	272,195
Beasley Mezzanine Holdings LLC,
Sr. Sec’d. Notes, 144A
8.625%	02/01/26	295	296,143
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,835	1,838,661
4.500%	05/01/32	2,615	2,647,687
4.750%	03/01/30	4,306	4,463,583
5.000%	02/01/28(a)	3,050	3,226,241
5.125%	05/01/27	3,470	3,668,718
5.375%	06/01/29(a)	550	591,507
5.500%	05/01/26	2,802	2,889,862
5.750%	02/15/26	2,812	2,904,350
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	1,005	1,047,833
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,627	1,635,135
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	740	696,840
4.125%	12/01/30	500	495,809
5.375%	02/01/28	455	478,449
5.500%	05/15/26	200	206,252
5.500%	04/15/27	1,410	1,480,397
6.500%	02/01/29(a)	2,805	3,098,857
Sr. Unsec’d. Notes
6.750%	11/15/21	500	514,375
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,825	1,795,341
5.750%	01/15/30(a)	400	421,322
7.500%	04/01/28(a)	425	468,602
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	4,600	2,452,056
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,769	1,273,873
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	3,474	3,635,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
6.750%	06/01/21	277	$279,186
7.375%	07/01/28(a)	750	784,615
7.750%	07/01/26(a)	4,741	5,234,203
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	355	368,157
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	650	644,160
5.875%	07/15/26(a)	1,028	1,065,268
7.000%	05/15/27(a)	275	298,814
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	578	619,777
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	953	980,919
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	890	915,793
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	350	364,027
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	1,267	1,280,698
5.625%	07/15/27(a)	1,260	1,321,883
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	600,530
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	575	607,120
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	830	815,631
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31	200	198,511
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	385	398,089
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	1,245	1,270,006
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	850	819,456
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	995	995,784
4.625%	07/15/24	226	232,641
5.000%	08/01/27(a)	868	909,114
5.375%	07/15/26	161	166,329
5.500%	07/01/29	915	989,599
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	650	674,109

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	2,770	$2,805,732
6.625%	06/01/27(a)	1,330	1,420,543
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28(a)	320	331,320
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	186	189,131
6.250%(ff)	02/28/57	444	491,042
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27(a)	1,730	1,828,019
5.375%	06/15/24	55	60,582
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	955	1,018,195
			75,657,349
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27	80	84,028
Mining — 2.5%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	905	973,768
6.750%	09/30/24	252	260,533
7.000%	09/30/26	400	422,088
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	1,195	1,272,574
Sr. Sec’d. Notes, 144A
6.000%	05/15/25	310	334,172
Constellium SE,
Gtd. Notes, 144A
3.750%	04/15/29(a)	500	477,608
5.875%	02/15/26(a)	1,450	1,494,316
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24	915	999,758
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	03/01/26(a)	1,000	1,037,623
6.875%	10/15/27	725	776,558
7.250%	04/01/23	900	915,833
7.500%	04/01/25	1,125	1,160,835
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	475	486,201
4.500%	09/15/27	330	352,817
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	200	210,159
4.250%	03/01/30(a)	1,355	1,443,284
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
4.625%	08/01/30(a)	525	$571,397
5.450%	03/15/43(a)	740	889,029
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	640	686,598
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
4.500%	04/01/26	300	311,761
6.125%	04/01/29(a)	575	612,672
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28(a)	790	799,427
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	625	638,599
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	295	303,850
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,245	1,290,249
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	775	798,576
5.875%	09/30/26(a)	1,570	1,642,836
			21,163,121
Miscellaneous Manufacturing — 1.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	397,902
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	545	553,229
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34	75	77,200
7.500%	12/01/24	2,175	2,173,549
7.500%	03/15/25(a)	1,875	1,846,054
7.875%	04/15/27(a)	4,200	4,115,701
8.750%	12/01/21	700	736,273
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	108	—
			9,899,908
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29(a)	520	511,327
4.250%	04/01/28(a)	690	714,244
			1,225,571
Oil & Gas — 7.0%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	700	723,212

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	$3,415
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,050	1,050,600
5.625%	06/01/23	2,163	2,170,027
Gtd. Notes, 144A
7.625%	02/01/29(a)	875	930,963
8.375%	07/15/26(a)	325	358,155
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	225	223,852
4.625%	11/15/25(a)	1,190	1,226,302
4.750%	04/15/43	200	185,512
4.875%	11/15/27(a)	765	783,699
5.100%	09/01/40	575	564,069
5.250%	02/01/42	50	49,755
5.350%	07/01/49	75	71,608
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	1,925	1,924,382
9.000%	11/01/27(a)	465	593,239
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	17	14,450
6.250%	04/15/23	240	213,424
6.375%	07/01/26	78	61,638
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.375%	07/15/25(a)	645	725,831
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	275	286,546
5.875%	02/01/29	300	318,203
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,900	1,904,763
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	600	617,028
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	2,000	2,147,586
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26(a)	540	587,440
Gtd. Notes, 144A
6.750%	03/01/29	625	651,147
7.500%	05/15/25	108	112,114
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44	225	225,370
5.000%	09/15/22(a)	937	938,260
Gtd. Notes, 144A
5.750%	01/15/31(a)	1,174	1,321,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	306	$312,526
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	12/15/25	1,250	1,331,480
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	250	259,855
5.750%	01/30/28(a)	1,180	1,246,116
6.625%	07/15/25	160	170,992
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,150	1,173,023
5.000%	01/15/29	150	160,467
7.625%	02/01/25(a)	845	972,297
8.500%	02/01/30	100	127,511
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	375	379,914
5.750%	10/01/25	825	827,318
5.750%	02/01/29	200	201,636
6.000%	02/01/31	200	202,872
6.250%	11/01/28	475	488,835
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26(a)	117	113,987
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	425	425,945
7.125%	02/01/27(a)	1,461	1,528,054
Sec’d. Notes, 144A
6.500%	01/15/25	694	716,910
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	1,020	859,443
7.500%	01/15/28	1,150	944,617
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	1,875	1,389,983
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22	1,024	1,025,023
2.700%	02/15/23	700	698,556
2.900%	08/15/24(a)	1,750	1,728,327
4.400%	04/15/46	75	64,185
4.625%	06/15/45	50	43,636
5.500%	12/01/25	25	26,436
5.550%	03/15/26(a)	525	554,320
5.875%	09/01/25	50	53,362
6.125%	01/01/31(a)	375	413,459
6.625%	09/01/30(a)	970	1,090,486
6.950%	07/01/24	250	274,987
8.000%	07/15/25(a)	1,095	1,256,320
8.500%	07/15/27(a)	840	996,530
8.875%	07/15/30	75	94,608

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	620	$683,169
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	425	512,629
6.500%	02/01/38	970	1,170,784
6.625%	08/15/37	100	119,750
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	375	376,715
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
6.000%	02/15/28	190	140,350
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	245	250,329
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	39	36,052
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,936	1,877,545
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	900	890,984
5.000%	03/15/23	244	248,337
9.250%	02/01/26(a)	2,170	2,355,947
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27	137	125,934
6.750%	09/15/26	65	60,012
Southwestern Energy Co.,
Gtd. Notes
6.450%	01/23/25(a)	785	843,945
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26(a)	675	695,477
5.875%	03/15/28	25	26,277
6.000%	04/15/27(a)	415	434,058
Gtd. Notes, 144A
4.500%	05/15/29(a)	350	348,749
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	315	299,336
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	154	141,981
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,750	1,119,589
7.500%	01/15/26	800	509,229
8.000%	02/01/27	750	444,619
11.500%	01/30/27	138	118,294
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	501	443,168
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	257	$276,682
5.250%	10/15/27	875	927,285
5.750%	06/01/26(a)	300	314,135
5.875%	06/15/28	324	357,129
			59,286,977
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	53	55,396
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	190	182,141
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	615	21,537
			259,074
Packaging & Containers — 1.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,125	1,180,792
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29(a)	450	450,084
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	221	227,764
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	250	256,659
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	2,325	2,371,318
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)	500	481,568
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	515	544,731
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	155	164,817
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	259	273,042
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	375	381,864
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	125	129,016

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	680	$728,450
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	240	267,161
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24(a)	810	820,911
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	735	734,392
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	875	951,064
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	970	950,984
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	650	683,170
			11,597,787
Pharmaceuticals — 2.9%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	525	522,234
6.125%	08/01/28	615	651,962
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	2,095	2,320,390
9.250%	04/01/26	3,823	4,231,097
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,371	1,397,725
5.000%	02/15/29	300	298,193
5.250%	01/30/30(a)	2,376	2,386,180
5.250%	02/15/31	2,047	2,038,600
6.125%	04/15/25	350	358,777
6.250%	02/15/29	3,375	3,582,730
7.000%	01/15/28	1,172	1,272,541
7.250%	05/30/29	161	179,294
9.000%	12/15/25(a)	908	986,548
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	540	555,088
Cheplapharm Arzneimittel GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	200	207,588
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28	300	339,586
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	91	74,726
Sec’d. Notes, 144A
9.500%	07/31/27	72	78,218
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29	425	$431,185
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(d)	245	168,716
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	675	724,910
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	1,042	1,107,512
Prestige Brands, Inc.,
Gtd. Notes, 144A
3.750%	04/01/31	300	286,772
5.125%	01/15/28	320	335,834
			24,536,406
Pipelines — 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24(a)	1,575	1,589,738
Gtd. Notes, 144A
5.750%	01/15/28	1,736	1,733,867
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	200	215,519
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	615	608,838
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	215	220,075
4.500%	03/01/28	538	539,429
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	660	690,538
Gtd. Notes, 144A
4.000%	03/01/31(a)	850	866,424
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	1,925	2,006,177
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	561	563,945
Gtd. Notes, 144A
5.625%	05/01/27	85	83,432
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	350	379,520
5.625%	07/15/27(a)	985	1,068,946
Gtd. Notes, 144A
6.450%	11/03/36	175	196,006
6.750%	09/15/37	210	234,738
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	447	446,721

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	650	$630,254
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	12/15/22(oo)	505	313,276
Sr. Unsec’d. Notes
4.150%	06/01/25	201	196,471
4.400%	04/01/24	149	150,392
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	870	864,818
4.750%	07/15/23	102	105,894
5.500%	07/15/28	50	52,596
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	675	725,552
6.500%	07/01/27	680	739,117
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	664	632,697
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	225	241,415
7.000%	08/01/27	410	432,529
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	175	180,224
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37	543	722,586
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	272,136
6.000%	06/01/26(a)	526	567,614
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25	170	177,469
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,000	2,173,429
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	230	233,092
5.500%	01/15/28	2,250	2,200,191
6.000%	12/31/30	325	321,530
7.500%	10/01/25	150	161,239
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	180	180,637
5.000%	01/15/28(a)	325	338,210
5.375%	02/01/27	125	129,811
5.500%	03/01/30	830	871,360
5.875%	04/15/26(a)	2,625	2,750,625
6.500%	07/15/27(a)	740	804,054
Gtd. Notes, 144A
4.000%	01/15/32(a)	425	401,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.875%	02/01/31	200	$202,637
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	400	410,434
4.000%	07/01/22	260	266,571
4.350%	02/01/25	1,581	1,635,262
5.300%	02/01/30(a)	725	786,914
5.450%	04/01/44	100	102,597
5.500%	08/15/48	225	219,849
			32,638,411
Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,575	1,647,899
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	600	618,431
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	300	293,216
4.375%	02/01/31	475	465,037
5.375%	08/01/28	905	949,595
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,075	1,069,625
6.250%	02/15/26	800	824,951
Kennedy-Wilson, Inc.,
Gtd. Notes
4.750%	03/01/29	495	507,484
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29	175	172,470
			6,548,708
Real Estate Investment Trusts (REITs) — 2.3%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25(a)	1,775	2,008,763
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	1,050	1,040,637
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	1,094	1,156,868
5.250%	05/01/25	263	268,275
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	200	194,355
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	350	365,106
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27(a)	353	361,442
4.875%	09/15/29(a)	450	455,724
5.250%	03/15/28(a)	400	415,926

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	229	$230,663
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	55	57,751
4.500%	01/15/28	970	1,002,950
5.625%	05/01/24	465	499,724
5.750%	02/01/27	499	550,706
Gtd. Notes, 144A
4.625%	06/15/25	135	142,270
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	600	588,407
5.000%	10/15/27(a)	900	947,469
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	920	976,360
7.500%	06/01/25(a)	1,610	1,761,030
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	267	273,723
5.000%	04/15/23(a)	345	345,269
Gtd. Notes, 144A
4.500%	02/15/29	250	251,198
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	635	648,921
4.875%	09/01/24(a)	735	755,309
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29(a)	350	336,393
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	370	400,155
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	780	779,305
4.125%	08/15/30	515	519,189
4.250%	12/01/26(a)	1,655	1,694,262
4.625%	12/01/29	590	612,353
			19,640,503
Retail — 3.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30(a)	2,725	2,624,050
Asbury Automotive Group, Inc.,
Gtd. Notes
4.750%	03/01/30(a)	465	480,282
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	150	156,357
Sr. Unsec’d. Notes
3.875%	05/15/23	750	763,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	75	$75,521
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25(a)	850	905,316
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(d)	1,925	1,408,728
8.625%	06/15/20(d)	1,450	1,061,338
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	325	320,882
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23(a)	290	331,304
8.875%	05/15/27(a)	470	549,052
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24(a)	1,325	1,340,069
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	795	789,890
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	490	533,591
6.750%	07/01/36	85	100,420
6.875%	11/01/35	181	214,955
Sr. Sec’d. Notes, 144A
6.875%	07/01/25	685	760,659
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25	765	847,500
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	250	245,703
Nordstrom, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/15/25	735	830,245
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,025	993,769
Penske Automotive Group, Inc.,
Gtd. Notes
3.500%	09/01/25(a)	485	495,470
5.500%	05/15/26(a)	435	448,217
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,320	1,350,011
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25(a)	1,098	1,140,505
8.000%	11/15/26	446	468,300
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,500	2,578,014

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,581	$1,671,489
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	386,181
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	800	812,110
5.750%	03/01/25	250	255,000
5.875%	03/01/27	175	182,036
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.500%	03/15/29	250	252,461
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	350	372,075
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32	337	344,227
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	710	750,160
7.750%	04/01/25	175	191,438
			27,030,913
Semiconductors — 0.3%
ams AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	637,978
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	1,268	1,325,060
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	965	992,289
			2,955,327
Software — 0.8%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	80	84,533
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)	1,500	1,473,105
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25(a)	465	499,845
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	01/31/26	235	244,055
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29(a)	454	485,294
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A
5.750%	03/01/25	450	458,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27(a)	420	$468,662
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	550	589,234
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	435	447,244
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26(a)	340	356,615
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A
5.375%	12/01/28	225	228,992
Sr. Sec’d. Notes, 144A
3.500%	02/15/28(a)	425	408,888
Rocket Software, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/29	350	352,973
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	525	558,502
			6,656,495
Telecommunications — 7.8%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	517	582,049
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,340	1,393,816
8.125%	02/01/27	352	385,723
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	442	456,302
8.000%	10/15/25	87	92,495
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	333,816
6.000%	06/15/25(a)	988	1,008,005
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28(a)	345	366,212
8.250%	03/01/27(a)	732	783,349
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	280	288,718
6.000%	03/01/26(a)	1,751	1,845,853
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24	1,756	1,708,652
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25	274	227,036
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	719	695,367

A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	803	$808,738
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)	900	931,500
8.750%	05/25/24(a)	747	772,149
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,638	4,260,744
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	609,510
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	625	662,374
Sr. Unsec’d. Notes
6.875%	01/15/25(d)	278	179,132
7.625%	04/15/24(d)	122	80,417
11.000%	09/15/25(d)	269	184,324
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	435	482,269
Sr. Sec’d. Notes
5.250%	08/01/26(a)	645	712,301
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	1,810	1,128,509
Gtd. Notes, 144A
8.500%	10/15/24(d)	1,088	684,906
9.750%	07/15/25(d)	3,551	2,220,113
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	335	346,576
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23(d)	1,150	49,300
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,475	2,510,692
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26(a)	1,158	1,192,405
5.375%	05/01/25(a)	500	510,753
Gtd. Notes, 144A
3.625%	01/15/29(a)	500	484,932
3.750%	07/15/29(a)	800	782,016
4.625%	09/15/27	850	874,405
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	485,063
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	455	490,755
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29(a)	1,125	1,097,754
5.125%	12/15/26	2,395	2,521,786
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	510	583,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	245	$253,456
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	500	568,904
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	1,094	1,225,808
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23(a)	380	382,141
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	15	18,906
8.750%	03/15/32	3,119	4,610,563
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	1,075	1,241,283
7.625%	02/15/25	5,940	7,085,588
7.625%	03/01/26(a)	500	612,546
7.875%	09/15/23	5,739	6,557,733
Switch Ltd.,
Gtd. Notes, 144A
3.750%	09/15/28	643	632,760
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	453,553
6.375%	11/15/33	577	680,681
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	276,329
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	1,710	1,823,611
5.375%	04/15/27	207	219,399
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	180	194,155
3.750%	04/15/27	180	196,624
3.875%	04/15/30	180	195,318
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	170	178,358
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	475	483,412
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	580	589,609
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	1,115	1,096,526
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	825	847,680
			66,239,656
Toys/Games/Hobbies — 0.2%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	200	204,703

A22

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies (cont’d.)
5.875%	12/15/27	745	$817,755
6.750%	12/31/25	242	254,396
			1,276,854
Transportation — 0.4%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	375	403,518
6.750%	08/15/24	2,923	3,067,935
			3,471,453
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	335	344,934

Total Corporate Bonds (cost $737,646,303)			746,276,373

	Shares
Common Stocks — 2.3%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^	2,148	—
Banks — 0.1%
Concordia Private Placement*	45,609	775,353
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	28,136	422,040
Diversified Consumer Services — 0.0%
SAL TopCo LLC*^	21,315	122,559
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	6,741
Electric Utilities — 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	1,936,740
Keycon Power Holdings LLC*^	2,665	375,765
		2,312,505
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	89,327	1,579,302
Interactive Media & Services — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	378,390
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	63,738	114,728
iHeartMedia, Inc. (Class A Stock)*	27,106	491,974
		606,702
Multiline Retail — 0.0%
Claire’s Private Placement*^	795	168,937
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,097	$77,339
		246,276
Oil, Gas & Consumable Fuels — 1.5%
California Resources Corp.*(a)	71,730	1,725,824
Chesapeake Energy Corp.*	169,666	7,361,808
Chesapeake Energy Corp. Backstop Commitment*	975	40,771
EP Energy Corp.*	9,416	706,200
Extraction Oil & Gas, Inc.*	62,960	2,262,782
Oasis Petroleum, Inc.	8,775	521,147
Penn Virginia Corp.*	552	7,397
Penn Virginia Corp., NPV*	1,873	25,098
Telford Offshore Holdings Ltd.*^	25,654	3
Whiting Petroleum Corp.*	8,027	284,557
		12,935,587
Pharmaceuticals — 0.0%
Advanz Pharma Corp. Ltd. (Canada)*	3,579	60,843
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	27,103	—

Total Common Stocks (cost $13,273,599)		19,446,298
Preferred Stocks — 0.6%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%, Maturing 05/10/24(oo)	26,000	743,080
Gas Utilities — 0.4%
Ferrellgas Escrow LLC, Maturing 03/30/31	2,975	2,975,000
Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	343,655	401,905
Multiline Retail — 0.1%
Claire’s Stores, Inc., CVT*^	557	1,100,075
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	32,246	322

Total Preferred Stocks (cost $4,293,014)		5,220,382

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Corp., expiring 01/23/27^	180,881	198,969
(cost $0)
Warrants* — 0.0%
Hotels, Restaurants & Leisure — 0.0%
CEC Entertainment, Inc., expiring 02/15/22	29,874	45,558

A23

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Units	Value
Warrants* (continued)
Media — 0.0%
Mood Media Corp., expiring 07/31/25^	102,523	$11
Mood Media Corp., expiring 07/31/25^	102,523	10
Mood Media Corp., expiring 07/31/25^	102,523	10
		31
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	—
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	529	10,908
Chesapeake Energy Corp., expiring 02/09/26	588	11,607
Chesapeake Energy Corp., expiring 02/09/26	326	5,477
		27,992

Total Warrants (cost $32,846)		73,581

Total Long-Term Investments (cost $794,017,358)		810,565,562

	Shares
Short-Term Investments — 27.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	21,285,041	21,285,041
PGIM Institutional Money Market Fund (cost $216,247,290; includes $216,221,211 of cash collateral for securities on loan)(b)(wa)	216,340,564	216,232,393

Total Short-Term Investments (cost $237,532,331)		237,517,434

TOTAL INVESTMENTS—122.9% (cost $1,031,549,689)		1,048,082,996

Liabilities in excess of other assets(z) — (22.9)%		(195,505,325)

Net Assets — 100.0%		$852,577,671

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CVT	Convertible Security
DIP	Debtor-In-Possession
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,737,313 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $212,312,062; cash collateral of $216,221,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(rr)	Perpetual security with no stated maturity date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A24

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Unfunded loan commitment outstanding at March 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%, 1.375%(c), Maturity Date 05/01/25 (cost $222,240)^	224	$222,192	$—	$(48)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
110	2 Year U.S. Treasury Notes	Jun. 2021	$24,279,922	$(21,681)
188	5 Year U.S. Treasury Notes	Jun. 2021	23,198,907	(231,537)
98	10 Year U.S. Treasury Notes	Jun. 2021	12,831,875	(114,423)
13	20 Year U.S. Treasury Bonds	Jun. 2021	2,009,719	(80,299)
				(447,940)
Short Position:
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	2,718,281	92,102
				$(355,838)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	120	2.878%	$9,686	$11,083	$1,397
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25